Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Accounts receivable	$31,744	$37,274
Allowance for credit losses	(104)	(279)
Accounts receivable, net	$31,640	$36,995

Schedule of Movement of Allowance of Credit Loss

The movement of allowance of credit losses was as follows:

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Balance at beginning of the periods presented	$121	$104
Addition in credit losses	3	169
Write off	(3)	-
Foreign currency translation adjustment	(1)	6
Balance at end of the periods presented	$120	$279